Intangible assets - Schedule of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	$ 18,355	$ 18,183
Intangible assets, end of period	17,284	18,355
Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	22,374	22,559
Exchange adjustments	(128)	197
Acquisitions	25	41
Additions	1,413	2,438
Transfers to property, plant and equipment	(901)	(451)
Deletions	1,226	2,410
Intangible assets, end of period	21,557	22,374
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(4,019)	(4,376)
Exchange adjustments	77	(107)
Charge for the year	1,411	1,938
Impairment losses	137	0
Deletions	(1,217)	(2,402)
Intangible assets, end of period	(4,273)	(4,019)
Exploration and appraisal expenditure
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	17,026	16,960
Intangible assets, end of period	15,989	17,026
Exploration and appraisal expenditure | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	17,886	18,524
Exchange adjustments	0	0
Acquisitions	0	0
Additions	1,095	2,128
Transfers to property, plant and equipment	(901)	(451)
Deletions	1,027	2,315
Intangible assets, end of period	17,053	17,886
Exploration and appraisal expenditure | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(860)	(1,564)
Exchange adjustments	0	0
Charge for the year	1,085	1,603
Impairment losses	137	0
Deletions	(1,018)	(2,307)
Intangible assets, end of period	(1,064)	(860)
Other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	1,329	1,223
Intangible assets, end of period	1,295	1,329
Other intangibles | Carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	4,488	4,035
Exchange adjustments	(128)	197
Acquisitions	25	41
Additions	318	310
Transfers to property, plant and equipment	0	0
Deletions	199	95
Intangible assets, end of period	4,504	4,488
Other intangibles | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning of period	(3,159)	(2,812)
Exchange adjustments	77	(107)
Charge for the year	326	335
Impairment losses	0	0
Deletions	(199)	(95)
Intangible assets, end of period	$ (3,209)	$ (3,159)